Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Depreciation	$ 82,425	$ 26,214	$ 5,001
Short-term lease expenses	51,538	37,179	33,333
Total	4,048,726	1,846,753	855,597
General and Administrative Expense [Member]
Bank charges	18,605	20,260	23,043
Debt collection fee	7,935	73,077
Depreciation	48,791	4,066
Entertainment	50,550	81,038	51,325
Expected credit loss allowance	836,720	30,075	71,386
IPO-related readiness costs	2,027,176	545,414
Motor vehicle expenses	29,342	51,286	76,634
Professional fees	201,959	4,361
Short-term lease expenses	51,538	37,179	33,333
Site administrative expenses	114,586	287,217	88,652
Staff costs	397,560	515,774	395,844
Staff Welfare	41,799	15,093	86,413
Others	222,165	181,913	28,967
Total	$ 4,048,726	$ 1,846,753	$ 855,597